Long-term debt - Schedule of Changes in Liabilities Derived from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	$ 3,752,113	$ 3,274,235
New acquisitions	303,640	510,360	$ 35,034
New leases	427,751	340,568
New cost	233,312	(388,095)
Debt payments	(483,473)
Interest payments	(208,709)
Foreign exchange movement	(17,054)	15,045
Notional amount ending balance	4,007,580	3,752,113	3,274,235
Current Interest Bearing Loans and Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	79,263	62,179
New acquisitions	68,866	39,492
New cost	5,556	(22,408)
Debt payments	(27,691)
Interest payments	(4,572)
Foreign exchange movement	(1,556)
Notional amount ending balance	119,866	79,263	62,179
Current Portion of Long Term Credits [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	463,351	314,970
New acquisitions		207,562
New cost	141,337	(57,197)
Debt payments	(103,630)
Interest payments	(56,650)
Foreign exchange movement	25,092	(1,984)
Notional amount ending balance	469,500	463,351	314,970
Current Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	29,458	29,590
New cost	57,940
Interest payments	(51,044)
Foreign exchange movement	1,022	(132)
Notional amount ending balance	37,376	29,458	29,590
Non Current Obligations under Financial Lease Agreements and Purchase Agreements [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	2,600,450	2,259,459
New acquisitions	234,774	263,306
New leases	427,751	340,568
New cost	23,063	(279,580)
Debt payments	(324,748)
Interest payments	(96,443)
Foreign exchange movement	(33,925)	16,697
Notional amount ending balance	2,830,922	2,600,450	2,259,459
Non current Portion of Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	579,591	608,037
New cost	5,416	(28,910)
Debt payments	(27,404)
Foreign exchange movement	(7,687)	464
Notional amount ending balance	$ 549,916	$ 579,591	$ 608,037